EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Antidilutive securities excluded from computation of EPS	0	1,657,298
Antidilutive effect of convertible instruments on number Of ordinary shares	26,172,045	9,143,000